Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	As of March 31,
	2022	2021

Accrued payroll and welfare	$519,241	$463,232
Other payable for leasehold improvements	1,520,202	1,532,075
Accrued professional service expenses	327,733	231,992
Other current liabilities	1,162,310	819,677
Total	$3,529,486	$3,046,976